Capitalization - Convertible Preferred Stock Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
		Sep. 26, 2016	Feb. 29, 2016	Feb. 28, 2014	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Convertible Preferred Stock
Proceeds from stock issuance used to repurchase other shares			$ 54,000		$ 54,000			$ 561
Number of preferred stock shares repurchased				685,586
Preferred stock repurchase price per share, as a percentage of the Series C offering price			80.00%
Repurchase price of convertible preferred stock in excess of carrying value			$ 47,200		$ 47,209
Common Stock
Convertible Preferred Stock
Issuance of stock (in shares)	[1]						7,000	2,000
Stock issued in net exercise of warrants (in shares)	[1]				449,000
Share price (in dollars per share)			$ 12.51
Number of common stock shares repurchased			188,786		189,000	[1]		686,000	[1]
Additional Paid-In Capital
Convertible Preferred Stock
Repurchase price of convertible preferred stock in excess of carrying value			$ 1,200		$ 1,168
Retained Earnings (Accumulated Deficit)
Convertible Preferred Stock
Repurchase price of convertible preferred stock in excess of carrying value			$ 46,000		46,041
Series Seed preferred stock warrants
Convertible Preferred Stock
Stock issued in net exercise of warrants (in shares)			788,755
Repurchase of stock that was issued in net exercise of warrants (in shares)			614,052
Warrants net exercised (in shares)			808,135
Series C convertible preferred stock
Convertible Preferred Stock
Issuance of stock (in shares)			11,500,587
Proceeds from issuance of shares			$ 60,000		60,000
Share price (in dollars per share)			$ 5.22
Series Seed convertible preferred stock
Convertible Preferred Stock
Number of preferred stock shares repurchased			3,897,928
Stock issued in net exercise of warrants (in shares)			788,755
Repurchase of stock that was issued in net exercise of warrants (in shares)			614,052
Series A convertible preferred stock
Convertible Preferred Stock
Number of preferred stock shares repurchased			8,485,350
Convertible Preferred Stock
Convertible Preferred Stock
Issuance of stock (in shares)								8,371,000
Repurchase price including legal costs			$ 51,800
Carrying value of stock at the date of repurchase			$ 4,600		$ 4,623
Class B common stock
Convertible Preferred Stock
Stock issued in net exercise of warrants (in shares)		448,545
Number of shares issued for automatic conversion of convertible preferred stock		22,078,637
Number of common stock shares issued for each share of convertible preferred stock		0.3333

[1]	See Note 9-Capitalization for discussion of the establishment of the Company's two classes of common stock and the reclassification of its common stock into Class B common stock prior to the Company's IPO in September 2016.